SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED (Details)			9 Months Ended	12 Months Ended
	Jan. 01, 2022	Jul. 01, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Expected term	2 years	2 years
Expected average (Monte Carlo) volatility	187.70%	187.70%
Expected dividend yield
Risk-free interest rate	1.81%	0.30%
Old CLA [Member]
Expected term				6 months	1 year 1 month 2 days
Expected average (Monte Carlo) volatility			199.00%	169.00%	195.07%
Expected dividend yield
Risk-free interest rate				4.80%	0.70%
WACC			29.00%	30.00%
New C L A [Member]
Expected term				6 months	1 year 10 months 15 days
Risk-free interest rate				4.80%
Volatility rate				169.00%
WACC					25.00%
Warrants And S P A Agreements [Member]
Expected term				4 months 24 days	10 months 13 days
WACC				30.00%	25.00%
Expected date to repay				May 09, 2023	Nov. 24, 2022
Rest Of The Investors [Member]
Expected term				1 month 6 days	1 year 1 month 6 days
WACC				30.00%	25.00%
Measurement Input, Price Volatility [Member]
Warrant measurement input				179
Measurement Input, Expected Dividend Rate [Member]
Warrant measurement input
Measurement Input Commom Market Value [Member]
Warrant measurement input			0.0263	0.043	0.0016
Minimum [Member]
Expected term			2 years 1 month 28 days	2 years 10 months 24 days	3 years 10 months 24 days
Expected term			3 months
Expected average (Monte Carlo) volatility			172.00%
Risk-free interest rate			3.39%
Minimum [Member] | Old CLA [Member]
Expected term			1 year 3 months 3 days
Risk-free interest rate			5.40%
Minimum [Member] | Measurement Input, Price Volatility [Member]
Warrant measurement input			172		1.8545
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input			4.54	4.09	0.03
Maximum [Member]
Expected term			2 years 7 months 9 days	3 years 4 months 6 days	9 months 10 days
Expected term			3 years
Expected average (Monte Carlo) volatility			187.70%
Risk-free interest rate			3.98%
Maximum [Member] | Old CLA [Member]
Expected term			9 months
Risk-free interest rate			5.50%
Maximum [Member] | Measurement Input, Price Volatility [Member]
Warrant measurement input			174		1.9507
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input			4.72	4.15	0.011